Note 9 - Long-term Incentive Plan (Details) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Stock Option Activity [Abstract]
Outstanding at January 1, 2013 (in Shares)	760,000	760,000
Outstanding at January 1, 2013	$ 2.63	$ 2.63
Outstanding at January 1, 2013	$ 1.09	$ 1.09
Number of Options Granted, Outstanding (in Shares)	760,000	760,000
Weighted Average Exercise Price	$ 2.63	$ 2.63
Weighted Average Fair Value at Grant Date	$ 1.09	$ 1.09
Options Vested (in Shares)	552,000
Exercisable at December 31, 2014 (in Shares)	304,000